Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for annual consolidated financial statements. For additional information, these condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements of and notes thereto included in the Company's amended annual report on Form 10-K/A filed with the Securities and Exchange Commission ("SEC") on March 17, 2020.

In the opinion of management, the accompanying condensed consolidated financial statements include all adjustments which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of March 31, 2020 and for the three months ended March 31, 2020 and 2019. The results of operations for the three months ended March 31, 2020 are not necessarily indicative of the operating results for the full year ending December 31, 2020 or any other period. These unaudited condensed consolidated financial statements have been derived from the accounting records of AESE, WPT and Allied Esports and should be read in conjunction with the accompanying notes thereto.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been derived from the accounting records of AESE and its consolidated subsidiaries. All significant intercompany balances have been eliminated in the consolidated financial statements. The consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the accounting rules and regulations of the United States Securities and Exchange Commission ("SEC"). Expenses that the Former Parent incurred on behalf of WPT and Allied Esports prior to the Merger were allocated to each entity using specific identification.

Use of estimates

Use of Estimates

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the financial statements. The Company's significant estimates used in these financial statements include, but are not limited to, the valuation and carrying amount of goodwill and other intangible assets, accounts receivable reserves, the valuation of investments, stock-based compensation, warrants and deferred tax assets and the recoverability and useful lives of long-lived assets, including intangible assets, property and equipment and deferred production costs. Certain of the Company's estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company's estimates and could cause actual results to differ from those estimates.

Business Combinations

Business Combinations

The Company accounts for business combinations under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805 "Business Combinations" using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. All acquisition costs are expensed as incurred. Upon acquisition, the accounts and results of operations are consolidated as of and subsequent to the acquisition date.

Cash and cash equivalents

Cash and Cash Equivalents

All short-term investments of the Company that have a maturity of three months or less when purchased are considered to be cash equivalents. There were no cash equivalents as of December 31, 2019 or 2018.

Restricted Cash

Restricted Cash

Restricted cash consists of cash held in an escrow account to be utilized for various approved strategic initiatives and esports event programs pursuant to an agreement with Simon Equity Development. See Note 15 – Commitments and Contingencies, Investment Agreements.

Accounts Receivable

Accounts Receivable

Accounts receivable are carried at their contractual amounts. Management establishes an allowance for doubtful accounts based on its historic loss experience and current economic conditions. Losses are charged to the allowance when management deems further collection efforts will not produce additional recoveries. As of December 31, 2019 and 2018, there was no bad debt allowance.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over their estimated useful lives, once the asset is placed in service. Leasehold improvements are amortized over the lesser of (a) the useful life of the asset; or (b) the remaining lease term (including renewal periods that are reasonably assured). Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures which extend the economic life are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized in the statement of operations for the respective period.

The estimated useful lives of property and equipment are as follows:

Equipment	3 - 5 years
Computer equipment	3 - 5 years
Production equipment	5 years
Furniture and fixtures	3 - 5 years
Software	1 - 5 years
Gaming truck	5 years
Leasehold improvements	14 years

Intangible Assets and Goodwill

Intangible assets are comprised of goodwill, intellectual property, customer relationships, trademarks, and trade names. Intangible assets with definite lives are amortized on a straight-line basis over the shorter of their estimate useful lives, ranging from two to ten years, or their contract periods, if applicable. Intangible assets with indefinite lives are not amortized but are evaluated at least annually for impairment and more often whenever changes in facts and circumstances may indicate that the carrying value may not be recoverable.

When testing goodwill for impairment, the Company may assess qualitative factors for some or all of our reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this qualitative assessment for some or all of our reporting units and perform a detailed quantitative test of impairment (step 1). If the Company performs the detailed quantitative impairment test and the carrying amount of the reporting unit exceeds its fair value, the Company will perform an analysis (step 2) to measure such impairment. At December 31, 2019 and 2018, the Company performed a qualitative assessment to identify and evaluate events and circumstances to conclude whether it is more likely than not that the fair value of the Company's reporting units is less than their carrying amounts. Based on the Company's qualitative assessments, the Company concluded that a positive assertion can be made that it is more likely than not that the fair value of the reporting units exceeded their carrying values and no impairment of goodwill was identified at December 31, 2019 and 2018.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

Intangible assets are comprised of goodwill, intellectual property, customer relationships, trademarks, and trade names. Intangible assets with definite lives are amortized on a straight-line basis over the shorter of their estimate useful lives, ranging from two to ten years, or their contract periods, if applicable. Intangible assets with indefinite lives are not amortized but are evaluated at least annually for impairment and more often whenever changes in facts and circumstances may indicate that the carrying value may not be recoverable.

When testing goodwill for impairment, the Company may assess qualitative factors for some or all of our reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this qualitative assessment for some or all of our reporting units and perform a detailed quantitative test of impairment (step 1). If the Company performs the detailed quantitative impairment test and the carrying amount of the reporting unit exceeds its fair value, the Company will perform an analysis (step 2) to measure such impairment. At December 31, 2019 and 2018, the Company performed a qualitative assessment to identify and evaluate events and circumstances to conclude whether it is more likely than not that the fair value of the Company's reporting units is less than their carrying amounts. Based on the Company's qualitative assessments, the Company concluded that a positive assertion can be made that it is more likely than not that the fair value of the reporting units exceeded their carrying values and no impairment of goodwill was identified at December 31, 2019 and 2018.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

During the years ended December 31, 2019 and 2018, the Company recognized an impairment of $0 and $236,833, respectively, related to certain intangible assets that were deemed impaired due to management's determination that the future cash flows are not expected to be sufficient to recover the carrying value of those assets.

Deferred Production Costs

Deferred Production Costs

Capitalized production costs represent the costs incurred to develop and produce the Company's proprietary shows. These costs primarily consist of labor, equipment, production overhead costs and travel expenses. Capitalized production overhead costs include rent incurred in connection with our leased space in Los Angeles, California, which is used exclusively for film production. Capitalized production costs are stated at the lower of cost, less accumulated amortization and tax credits, if applicable, or fair value. Production costs in an amount up to the amount of ultimate revenue expected to be earned from the related production are capitalized in accordance with FASB ASC Topic 926-20, "Other Assets – Film Costs". Amortization of capitalized film costs begins when the related film is released and begins to recognize revenue. Capitalized film costs are expensed over the expected revenue period (not to exceed ten years) using a ratio of revenue earned during the period to estimated ultimate revenues for the related production. Costs incurred in excess of expected ultimate revenue are expensed as incurred and included in multiplatform costs in the accompanying consolidated statements of operations. Unamortized capitalized production costs are evaluated for impairment at each reporting period on a season-by-season basis. If estimated remaining revenue is not sufficient to recover the unamortized capitalized production costs for that season, the unamortized capitalized production costs will be written down to fair value.

During the years ended December 31, 2019 and 2018, the Company recognized an impairment of $330,340 and $768,459, respectively, related to deferred production costs that were deemed impaired due to management's determination that the remaining revenue associated with the deferred production costs is not expected to be sufficient to recover the unamortized cost.

Fair value of financial instruments

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820").

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 - inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

The carrying amounts of the Company's financial instruments, such as accounts receivable, accounts payable and accrued liabilities approximate fair value due to the short-term nature of these instruments. The Company's convertible debt approximates fair value due to its short-term nature and market rate of interest.

Nonrecurring Fair Value Measurements

Certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis and are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment. These fair value measurements are categorized within level 3 of the fair value hierarchy.

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events or circumstances warrant such a review. Fair value is determined primarily using anticipated cash flows assumed by a market participant discounted at a rate commensurate with the risk involved or in the case of nonfinancial assets or liabilities. See "Impairment of Long-Lived Assets", above.

Income taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Company recognizes the tax benefit from an uncertain income tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement by examining taxing authorities.

The Company's policy is to recognize interest and penalties accrued on uncertain income tax positions in interest expense in the Company's statements of operations. As of December 31, 2019, and 2018, the Company had no liability for unrecognized tax benefits. The Company does not expect the unrecognized tax benefits to change significantly over the next 12 months.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Net Loss per Common Share

Net Loss per Common Share

Basic loss per common share is computed by dividing net loss attributable to AESE common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options and warrants and the conversion of convertible instruments.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Three Months Ended March 31,
	2020	2019
Common shares subscribed	1,018,848	-
Options	2,360,000	-
Warrants	18,637,003	3,800,000
Convertible debt	1,647,058	-
Unit purchase options	600,000	600,000
Contingent consideration shares	3,846,153	-
	28,109,062	4,400,000

Net Loss per Common Share

Basic loss per common share is computed by dividing net loss attributable to the Company by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options and warrants and the conversion of convertible instruments.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended December 31,
	2019	2018
Options	2,480,000	-
Warrants	18,637,003	3,800,003
Convertible debt	1,647,058	-
Unit purchase options	600,000	-
Contingent consideration shares	3,846,153	-
	27,210,214	3,800,003

Revenue Recognition

Revenue Recognition

The Company recognizes revenue primarily from the following sources:

In-person revenue

The Company’s in-person revenue is comprised of event revenue, sponsorship revenue, merchandising revenue, and other revenue. Event revenue is generated through World Poker Tour events – TV, non-TV, and DeepStacks Entertainment, LLC and DeepStacks Poker Tour, LLC (collectively “DeepStacks”) events – held at the Company’s partner casinos as well as Allied Esports events held at the Company’s esports properties. Event revenues recognized from the rental of the Allied Esports arena and gaming trucks are recognized at a point in time when the event occurs. In-person revenue also includes revenue from ticket sales, admission fees and food and beverage sales for events held at the Company’s esports properties. Ticket revenue is recognized at the completion of the applicable event. Point of sale revenues, such as food and beverage, gaming, and merchandising revenues, are recognized when control of the related goods are transferred to the customer.

The Company also generates sponsorship revenues for naming rights for, and rental of, the Company’s arena and gaming trucks. Sponsorship revenues from naming rights of the Company’s esports arena and from sponsorship arrangements are recognized on a straight-line basis over the contractual term of the agreement. The Company records deferred revenue to the extent that payment has been received for services that have yet to be performed.

In-person revenue was comprised of the following for the three months ended March 31, 2020 and 2019:

	For the Three Months Ended
	March 31,
	2020	2019
Event revenue	$1,470,628	$1,679,759
Sponsorship revenue	445,155	473,405
Food and beverage revenue	232,299	371,866
Ticket and gaming revenue	138,687	172,039
Merchandising revenue	18,049	50,572
Other revenue	104	-
Total in-person revenue	$2,304,922	$2,747,641

Multiplatform content revenue

The Company’s multiplatform content revenue is comprised of distribution revenue, sponsorship revenue, music royalty revenue, online advertising revenue and content revenue. Distribution revenue is generated primarily through the distribution of content from World Poker Tour’s library. World Poker Tour provides video content to global television networks, who then have the right to air the content and place advertisements on the content during the related license period. Revenue from the distribution of video content to television networks is received pursuant to the contract payment terms and is recognized at the point in time that advertisements are aired on the WPT content. Occasionally, WPT will bundle third-party content with its own content in a distribution arrangement and will share the revenue with the third party. However, the revenues related to third party content are de minimis. The Company recognizes distribution revenue pursuant to the terms of each individual contract with the customer and records deferred revenue to the extent the Company has received a payment for services that have yet to be performed or products that have yet to be delivered.

The Company also distributes video content to online channels. Both the global television networks and the online channels place ads within the WPT content and any advertising revenue earned by the global TV network or online channel is shared with WPT. The Company recognizes online advertising revenue at the point in time when the advertisements are placed in the video content.

Sponsorship revenue is generated through the sponsorship of the Company’s TV content, live and online events and online streams. Online advertising revenue is generated from third-party advertisements placed on the Company’s website. Music royalty revenue is generated when the Company’s music is played in the Company’s TV series both on TV networks and online. The Company recognizes sponsorship revenue pursuant to the terms of each individual contract when the Company satisfies the respective performance obligations, which could be recognized at a point in time or over the term of the contract. The Company records deferred revenue to the extent the Company has received a payment for services that have yet to be performed or products that have yet to be delivered.

Music royalty revenue is recognized at the point in time when the music is played.

Multiplatform content revenue was comprised of the following for three months ended March 31, 2020 and 2019:

	For the Three Months Ended
	March 31,
	2020	2019
Distribution revenue	$456,919	434,749
Sponsorship revenue	384,284	367,504
Music royalty revenue	373,739	299,369
Online advertising revenue	1,955	-
Total multiplatform content revenue	$1,216,897	$1,101,622

Interactive revenue

The Company’s interactive revenue is primarily comprised of subscription revenue, licensing, social gaming, and virtual product revenue. Subscription revenue is generated through fixed rate (monthly, quarterly, and annual) subscriptions which offer the opportunity for subscribers to play unlimited poker and access benefits not available to non-subscribers.

The Company recognizes subscription revenue on a straight-line basis and records deferred revenue to the extent the Company receives payments for services that have yet to be provided. Social gaming revenue arises from the sale of online tokens and other online purchases on the Company’s social gaming website and is recognized at the point the product is delivered. Virtual product revenue is generated from the licensing of the Company’s various brands to be used on the customers’ virtual product and social gaming platforms and is recognized over the term of the contractual agreement. The Company generates licensing revenue by licensing the right to use the Company’s brands on products to third parties. Licensing revenue is recognized pursuant to the terms of each individual contract with the customer and is recognized over the term of the contractual agreement. Deferred revenue is recorded to the extent the Company has received a payment for products that have yet to be delivered.

Interactive revenue was comprised of the following for the three months ended March 31, 2020 and 2019:

	For the Three Months Ended
	March 31,
	2020	2019
Subscription revenue	$1,286,789	$1,227,623
Virtual product revenue	924,315	923,495
Social gaming revenue	261,924	104,784
Licensing revenue	39,764	125,838
Other revenue	10,442	4,045
Total interactive revenue	$2,523,234	$2,385,785

The following table summarizes our revenue recognized under ASC 606 in our condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended
	March 31,
	2020	2019

Revenues Recognized at a Point in Time:
Event revenue	$1,470,628	1,679,759
Distribution revenue	456,919	434,749
Social gaming revenue	261,924	104,784
Food and beverage revenue	232,299	371,866
Sponsorship revenue	2,502	67,295
Ticket and gaming revenue	138,687	172,039
Merchandising revenue	18,049	50,572
Music royalty revenue	373,739	299,369
Online advertising revenue	1,955	-
Other revenue	10,546	4,045
Total Revenues Recognized at a Point in Time	2,967,248	3,184,478

Revenues Recognized Over a Period of Time:
Subscription revenue	1,286,789	1,227,623
Sponsorship revenue	826,937	773,614
Virtual product revenue	924,315	923,495
Licensing revenue	39,764	125,838
Total Revenues Recognized Over a Period of Time	3,077,805	3,0550,570
Total Revenues	$6,045,053	$6,235,048

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A receivable is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied.

As of March 31, 2020, there remained $1,690,747 of contract liabilities which were included within deferred revenue on the consolidated balance sheet as of December 31, 2019, and for which performance obligations had not yet been satisfied as of March 31, 2020. The Company expects to satisfy its remaining performance obligations within the next twelve months. During the three months ended March 31, 2020, there was no revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.

Revenue Recognition

On January 1, 2019, the Company adopted ASC Topic 606, "Revenue from Contracts with Customers" ("ASC 606"). The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

The Company adopted ASC 606 for all applicable contracts using the modified retrospective method, which would have required a cumulative-effect adjustment, if any, as of the date of adoption. The adoption of ASC 606 did not have a material impact on the Company's consolidated financial statements as of the date of adoption. As a result, a cumulative-effect adjustment was not required.

The Company recognizes revenue primarily from the following sources:

In-person revenue

In-person revenue

The Company's in-person revenue is comprised of event revenue, sponsorship revenue, merchandising revenue and other revenue. Event revenue is generated through World Poker Tour events – TV, non-TV, and DeepStacks Entertainment, LLC and DeepStacks Poker Tour, LLC (collectively "DeepStacks") events – held at the Company's partner casinos as well as Allied Esports events held at the Company's esports properties. Event revenues recognized from the rental of the Allied Esports arena and gaming trucks are recognized at a point in time when the event occurs. In-person revenue also includes revenue from ticket sales, admission fees and food and beverage sales for events held at the Company's esports properties. Ticket revenue is recognized at the completion of the applicable event. Point of sale revenues, such as food and beverage, gaming and merchandising revenues, are recognized when control of the related goods are transferred to the customer.

The Company also generates sponsorship revenues for naming rights for, and rental of, the Company's arena and gaming trucks. Sponsorship revenues from naming rights of the Company's esports arena and from sponsorship arrangements are recognized on a straight-line basis over the contractual term of the agreement. The Company records deferred revenue to the extent that payment has been received for services that have yet to be performed.

In-person revenue was comprised of the following for the years ended December 31, 2019 and 2018:

	For the Years Ended
	December 31,
	2019	2018
Event revenue	$7,179,917	$5,089,006
Sponsorship revenue	2,081,029	488,329
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Other revenue	244	858
Total in-person revenue	$11,133,412	$8,181,355

To determine the proper revenue recognition method, the Company evaluates each of its contractual arrangements to identify its performance obligations. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. The majority of the Company's contracts have a single performance obligation because the promise to transfer the individual good or service is not separately identifiable from other promises within the contract and is therefore not distinct. Some of the Company's contracts have multiple performance obligations, primarily related to the provision of multiple goods or services. For contracts with more than one performance obligation, the Company allocates the total transaction price in an amount based on the estimated relative standalone selling prices underlying each performance obligation.

Multiplatform content revenue

Multiplatform content revenue

The Company's multiplatform content revenue is comprised of distribution revenue, sponsorship revenue, music royalty revenue, online advertising revenue and content revenue. Distribution revenue is generated primarily through the distribution of content from World Poker Tour's library. World Poker Tour provides video content to global television networks, who then have the right to air the content and place advertisements on the content during the related license period. Revenue from the distribution of video content to television networks is received pursuant to the contract payment terms and is recognized at the point in time that advertisements are aired on the WPT content. Occasionally, WPT will bundle third-party content with its own content in a distribution arrangement and will share the revenue with the third party. However, the revenues related to third party content are de minimis. The Company recognizes distribution revenue pursuant to the terms of each individual contract with the customer and records deferred revenue to the extent the Company has received a payment for services that have yet to be performed or products that have yet to be delivered

The Company also distributes video content to online channels. Both the global television networks and the online channels place ads within the WPT content and any advertising revenue earned by the global TV network or online channel is shared with WPT. The Company recognizes online advertising revenue at the point in time when the advertisements are placed in the video content.

Sponsorship revenue is generated through the sponsorship of the Company's TV content, live and online events and online streams. Online advertising revenue is generated from third-party advertisements placed on the Company's website. Music royalty revenue is generated when the Company's music is played in the Company's TV series both on TV networks and online. The Company recognizes sponsorship revenue pursuant to the terms of each individual contract when the Company satisfies the respective performance obligations, which could be recognized at a point in time or over the term of the contract. The Company records deferred revenue to the extent the Company has received a payment for services that have yet to be performed or products that have yet to be delivered.

Music royalty revenue is recognized at the point in time when the music is played.

Multiplatform content revenue was comprised of the following for the years ended December 31, 2019 and 2018:

	For the Years Ended
	December 31,
	2019	2018
Distribution revenue	$1,694,429	$861,994
Content revenue	50,000	-
Sponsorship revenue	2,173,286	1,332,077
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Total multiplatform content revenue	$5,498,404	$3,246,657

Interactive revenue

Interactive revenue

The Company's interactive revenue is primarily comprised of subscription revenue, licensing, social gaming and virtual product revenue. Subscription revenue is generated through fixed rate (monthly, quarterly, annual) subscriptions which offer the opportunity for subscribers to play unlimited poker and access benefits not available to non-subscribers.

The Company recognizes subscription revenue on a straight-line basis and records deferred revenue to the extent the Company receives payments for services that have yet to be provided. Social gaming revenue arises from the sale of online tokens and other online purchases on the Company's social gaming website, and is recognized at the point the product is delivered. Virtual product revenue is generated from the licensing of the Company's various brands to be used on the customers' virtual product and social gaming platforms, and is recognized over the term of the contractual agreement. The Company generates licensing revenue by licensing the right to use the Company's brands on products to third parties. Licensing revenue is recognized pursuant to the terms of each individual contract with the customer and is recognized over the term of the contractual agreement. Deferred revenue is recorded to the extent the Company has received a payment for products that have yet to be delivered.

Interactive revenue was comprised of the following for the years ended December 31, 2019 and 2018:

	For the Years Ended
	December 31,
	2019	2018
Subscription revenue	$4,823,510	$4,964,086
Virtual product revenue	3,699,180	3,093,973
Social gaming revenue	555,643	674,497
Licensing revenue	290,164	349,199
Other revenue	71,682	93,488
Total interactive revenue	$9,440,179	$9,175,243

The following table summarizes our revenue recognized under ASC 606 in our consolidated statements of operations:

	For the Years Ended
	December 31,
	2019	2018

Revenues Recognized at a Point in Time:
Event revenue	$7,179,917	$5,089,006
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Sponsorship revenue	575,067	716,277
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Social gaming revenue	555,643	674,497
Content revenue	50,000	-
Other revenue	71,926	94,346
Total Revenues Recognized at a Point in Time	11,885,464	10,229,874

Revenues Recognized Over a Period of Time:
Sponsorship revenue	3,679,248	1,104,129
Licensing revenue	290,164	349,199
Subscription revenue	4,823,510	4,964,086
Virtual product revenue	3,699,180	3,093,973
Distribution revenue	1,694,429	861,994
Total Revenues Recognized Over a Period of Time	14,186,531	10,373,381

Total Revenues	$26,071,995	$20,603,255

The timing of the Company's revenue recognition may differ from the timing of payment by its customers. A receivable is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied.

As of December 31, 2019, there remained $421 of contract liabilities which were included within deferred revenue on the consolidated balance sheet as of December 31, 2018, and for which performance obligations had not yet been satisfied as of December 31, 2019. The Company expects to satisfy its remaining performance obligations within the next twelve months. During the years ended December 31, 2019 and 2018, there was no revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award on the date of grant. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period that the estimates are revised. The Company accounts for forfeitures as they occur.

Advertising Costs

Advertising Costs

The Company expenses advertising and marketing costs as they are incurred. Marketing and advertising expense was $66,300 and $126,393 during the three months ended March 31, 2020 and 2019, respectively.

Advertising Costs Advertising costs are charged to operations in the year incurred and totaled approximately $565,000 and $1,240,000 for the years ended December 31, 2019 and 2018, respectively.
Concentration Risks

Concentration Risks

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed Federal Deposit Insurance Corporation ("FDIC") insured limits. The Company has not experienced any losses in such accounts, periodically evaluates the creditworthiness of the financial institutions and has determined the credit exposure to be negligible.

During the years ended December 31, 2019 and 2018, 13% and 15%, respectively, of the Company's revenues were from customers in foreign countries. See Note 12 - Segment Data for additional details.

During the year ended December 31, 2019, the Company's largest customer accounted for 12% of the Company's consolidated revenues.

Foreign Currency Translation

Foreign Currency Translation

The Company's reporting currency is the United States Dollar. The functional currencies of the Company's operating subsidiaries are their local currencies (United States Dollar and Euro). Euro-denominated assets and liabilities are translated into the United States Dollar using the exchange rate at the balance sheet date (1.1026 and 1.1215 for March 31, 2020 and December 31, 2019, respectively), and revenue and expense accounts are translated using the weighted average exchange rate in effect for the period (1.1033 and 1.1357 for the three months ended March 31, 2020 and 2019, respectively). Resulting translation adjustments are made directly to accumulated other comprehensive (loss) income. Losses of $2,202 and $0 arising from exchange rate fluctuations on transactions denominated in a currency other than the reporting currency for the three months ended March 31, 2020 and 2019, respectively, are recognized in operating results in the consolidated statements of operations. The Company engages in foreign currency denominated transactions with customers and suppliers, as well as between subsidiaries with different functional currencies.

Foreign Currency Translation

The Company's reporting currency is the United States Dollar. The functional currencies of the Company's operating subsidiaries are their local currencies (United States Dollar and Euro). Euro-denominated assets and liabilities are translated into the United States Dollar using the exchange rate at the balance sheet date (1.1215 and 1.1444 at December 31, 2019 and 2018, respectively), and revenue and expense accounts are translated using the weighted average exchange rate in effect for the period (1.1194 and 1.1809 for the years ended December 31, 2019 and 2018, respectively). Resulting translation adjustments are made directly to accumulated other comprehensive (loss) income. Losses of $2,124 and $198,513 arising from exchange rate fluctuations on transactions denominated in a currency other than the reporting currency for the years ended December 31, 2019 and 2018, respectively, are recognized in operating results in the consolidated statements of operations. The Company engages in foreign currency denominated transactions with customers and suppliers, as well as between subsidiaries with different functional currencies.

Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements, except as disclosed.

Segment Reporting

Segment Reporting

Reportable segments are components of an enterprise about which separate financial information is available for evaluation by the chief operating decision maker in making decisions about how to allocate resources and assess performance. The chief operating decision maker of WPT is WPT's chief executive officer, and the chief operating decision maker of Allied Esports is Allied Esports' chief executive officer. Separate discrete financial information for each of WPT and Allied Esports are reviewed separately by different chief operating decision makers, and the operations of each of WPT and Allied Esports are managed separately. As such, the operations of WPT (principally poker gaming and entertainment) and Allied Esports (principally video game events and competitions) are reported as separate operating segments of the Company. See Note 12 – Segment Data.

Reclassification

Reclassification

Certain prior period balances have been reclassified in order to conform to the current year presentation. These reclassifications have no effect on previously reported results of operations or loss per share.

Reclassification

Certain prior year balances have been reclassified in order to conform to current year presentation. These reclassifications have no effect on previously reported results of operations or loss per share.

CARES ACT

CARES ACT

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act, amongst other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Pursuant to ASC 740, the Company recognizes the tax effects of new tax legislation upon enactment. Accordingly, the CARES Act is effective beginning in the quarter ended March 31, 2020. The Company is does not believe that the new tax provisions outlined in the CARES Act will have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842).” ASU 2016-02 requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This amendment will be effective for private companies and emerging growth companies for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The FASB issued ASU No. 2018-10 “Codification Improvements to Topic 842, Leases” and ASU No. 2018-11 “Leases (Topic 842) Targeted Improvements” in July 2018, and ASU No. 2018-20 “Leases (Topic 842) - Narrow Scope Improvements for Lessors” in December 2018. ASU 2018-10 and ASU 2018-20 provide certain amendments that affect narrow aspects of the guidance issued in ASU 2016-02. ASU 2018-11 allows all entities adopting ASU 2016-02 to choose an additional (and optional) transition method of adoption, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new guidance simplifies the accounting for goodwill impairment by eliminating Step 2 of the goodwill impairment test. Under current guidance, Step 2 of the goodwill impairment test requires entities to calculate the implied fair value of goodwill in the same manner as the amount of goodwill recognized in a business combination by assigning the fair value of a reporting unit to all of the assets and liabilities of the reporting unit. The carrying value in excess of the implied fair value is recognized as goodwill impairment. Under the new standard, goodwill impairment is recognized based on Step 1 of the current guidance, which calculates the carrying value in excess of the reporting unit’s fair value. This standard was adopted on January 1, 2020 and did not have a material impact on the Company’s consolidated financial statements or disclosures.

In July 2018, the FASB issued ASU No. 2018-09, “Codification Improvements” (“ASU 2018-09”). These amendments provide clarifications and corrections to certain ASC subtopics including the following: Income Statement - Reporting Comprehensive Income – Overall (Topic 220-10), Debt - Modifications and Extinguishments (Topic 470-50), Distinguishing Liabilities from Equity – Overall (Topic 480-10), Compensation - Stock Compensation - Income Taxes (Topic 718-740), Business Combinations - Income Taxes (Topic 805-740), Derivatives and Hedging – Overall (Topic 815-10), and Fair Value Measurement – Overall (Topic 820-10). The majority of the amendments in ASU 2018-09 will be effective in annual periods beginning after December 15, 2019. This standard was adopted on January 1, 2020 and did not have a material impact on the Company’s consolidated financial statements or disclosures.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments in ASU 2018-13 modify the disclosure requirements associated with fair value measurements based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. This standard was adopted on January 1, 2020 and did not have a material impact on the Company’s consolidated financial statements or disclosures.

In February 2020, the FASB issued ASU No. 2020-02, Financial Instruments - Credit Losses (Topic 326) and Leases (Topic 842) – Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date (“ASU 2020-02”) which provides clarifying guidance and minor updates to ASU No. 2016-13 – Financial Instruments – Credit Loss (Topic 326) (“ASU 2016-13”) and related to ASU No. 2016-02 - Leases (Topic 842). ASU 2020-02 amends the effective date of ASU 2016-13, such that ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The adoption of ASU 2016-13 is not expected to have a material impact on the Company’s consolidated financial statements or disclosures.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)," ("ASU 2014-09"). ASU 2014-09 supersedes the revenue recognition requirements in ASC 605 - Revenue Recognition ("ASC 605") and most industry-specific guidance throughout ASC 605. The FASB has issued numerous updates that provide clarification on a number of specific issues as well as requiring additional disclosures. The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance may be adopted through either retrospective application to all periods presented in the financial statements (full retrospective approach) or through a cumulative effect adjustment to retained earnings at the effective date (modified retrospective approach). The guidance was revised in July 2015 to be effective for private companies and emerging growth public companies for annual and interim periods beginning on or after December 15, 2018. These new standards became effective for AESE on January 1, 2019 and were adopted using the modified retrospective method. The adoption of ASC Topic 606 did not have a material impact on the Company's consolidated financial statements as of the date of adoption, and therefore a cumulative-effect adjustment was not required.

In February 2016, the FASB issued Accounting Standards Update ("ASU") 2016-02, "Leases (Topic 842)." ASU 2016-02 requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This amendment will be effective for private companies and emerging growth companies for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The FASB issued ASU No. 2018-10 "Codification Improvements to Topic 842, Leases" and ASU No. 2018-11 "Leases (Topic 842) Targeted Improvements" in July 2018, and ASU No. 2018-20 "Leases (Topic 842) - Narrow Scope Improvements for Lessors" in December 2018. ASU 2018-10 and ASU 2018-20 provide certain amendments that affect narrow aspects of the guidance issued in ASU 2016-02. ASU 2018-11 allows all entities adopting ASU 2016-02 to choose an additional (and optional) transition method of adoption, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 "Financial Instruments - Credit Losses (Topic 326)" and also issued subsequent amendments to the initial guidance under ASU 2018-19, ASU 2019-04 and ASU 2019-05 (collectively Topic 326). Topic 326 requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This replaces the existing incurred loss model with an expected loss model and requires the use of forward-looking information to calculate credit loss estimates. The Company will be required to adopt the provisions of this ASU on January 1, 2023, with early adoption permitted for certain amendments. Topic 326 must be adopted by applying a cumulative effect adjustment to retained earnings. The adoption of Topic 326 is not expected to have a material impact on the Company's consolidated financial statements or disclosures.

In August 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") ASU 2016-15, "Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). The new standard will make eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. The new standard for private companies and emerging growth public companies is effective for fiscal years beginning after December 15, 2018. The Company adopted this new standard on January 1, 2019. The adoption of ASU 2016-15 did not have a material impact on the Company's consolidated financial statements or disclosures.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new guidance simplifies the accounting for goodwill impairment by eliminating Step 2 of the goodwill impairment test. Under current guidance, Step 2 of the goodwill impairment test requires entities to calculate the implied fair value of goodwill in the same manner as the amount of goodwill recognized in a business combination by assigning the fair value of a reporting unit to all of the assets and liabilities of the reporting unit. The carrying value in excess of the implied fair value is recognized as goodwill impairment. Under the new standard, goodwill impairment is recognized based on Step 1 of the current guidance, which calculates the carrying value in excess of the reporting unit's fair value. The new standard is effective beginning in January 2020, with early adoption permitted. The Company does not expect the impact of adopting this guidance to be material to its consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-09, "Codification Improvements" ("ASU 2018-09"). These amendments provide clarifications and corrections to certain ASC subtopics including the following: Income Statement - Reporting Comprehensive Income – Overall (Topic 220-10), Debt - Modifications and Extinguishments (Topic 470-50), Distinguishing Liabilities from Equity – Overall (Topic 480-10), Compensation - Stock Compensation - Income Taxes (Topic 718-740), Business Combinations - Income Taxes (Topic 805-740), Derivatives and Hedging – Overall (Topic 815-10), and Fair Value Measurement – Overall (Topic 820-10). The majority of the amendments in ASU 2018-09 will be effective in annual periods beginning after December 15, 2019. The adoption of ASU 2018-09 is not expected to have a material impact on the Company's consolidated financial statements or disclosures.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The amendments in ASU 2018-13 modify the disclosure requirements associated with fair value measurements based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The adoption of ASU 2018-13 it not expected to have a material impact on the Company's consolidated financial statements.

In March 2019, the FASB issued ASU 2019-02, which aligns the accounting for production costs of episodic television series with the accounting for production costs of films. In addition, ASU 2019-02 modifies certain aspects of the capitalization, impairment, presentation and disclosure requirements in Accounting Standards Codification ("ASC") 926-20 and the impairment, presentation and disclosure requirements in ASC 920-350. This ASU must be adopted on a prospective basis and is effective for annual periods beginning after December 15, 2020, including interim periods within those years, with early adoption permitted. The Company is currently evaluating the impact that this pronouncement will have on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes – Simplifying the Accounting for Income Taxes. The new guidance simplifies the accounting for income taxes by removing several exceptions in the current standard and adding guidance to reduce complexity in certain areas, such as requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently assessing the impact that adopting this guidance will have on its consolidated financial statements.